As filed with the Securities and Exchange Commission on March 20, 2018

Securities Act File No. 33-46973

Investment Company Act File No. 811-6625

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 108	☑

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 109	☑

THE PAYDEN & RYGEL INVESTMENT GROUP

(formerly P & R Investment Trust)

(Exact Name of Registrant as Specified in Charter)

333 South Grand Avenue, 32nd Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

(213) 625-1900

(Registrant’s Telephone Number, Including Area Code)

Edward S. Garlock, Esq.

333 South Grand Avenue, 32nd Floor

Los Angeles, California 90071

(213) 625-1900

(Name and Address of Agent for Service)

Copy to:

Arthur L. Zwickel, Esq.

Paul Hastings LLP

515 S. Flower St., Los Angeles, California 90071

Approximate Date of Proposed Public Offering:

As soon as practicable following effective date.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2), of Rule 485.
☐	This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

Title of Securities being registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 20th day of March, 2018. The undersigned hereby certifies that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.

THE PAYDEN & RYGEL INVESTMENT GROUP

By	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman

Pursuant to the requirements of the 1933 Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ JOAN A. PAYDEN Joan A. Payden	Trustee and Principal Executive Officer	March 20, 2018

ROSEMARIE T. NASSIF* Rosemarie T. Nassif	Trustee	March 20, 2018

ANDREW J. POLICANO* Andrew J. Policano	Trustee	March 20, 2018

DENNIS C. POULSEN* Dennis C. Poulsen	Trustee	March 20, 2018

THOMAS MCKERNAN, JR.* Thomas McKernan, Jr.	Trustee	March 20, 2018

STENDER E. SWEENEY* Stender E. Sweeney	Trustee	March 20, 2018

W. D. HILTON, JR.* W. D. Hilton, Jr.	Trustee	March 20, 2018

/S/ MICHAEL E. SALVAY Michael E. Salvay	Trustee	March 20, 2018

/S/ MARY BETH SYAL Mary Beth Syal	Trustee	March 20, 2018

/S/ BRIAN W. MATTHEWS Brian W. Matthews	Principal Financial and Accounting Officer	March 20, 2018

*/s/ JOAN A. PAYDEN
By:	Joan A. Payden
Attorney-In-Fact

EXHIBIT INDEX

THE PAYDEN & RYGEL INVESTMENT GROUP

FORM N-1A REGISTRATION STATEMENT

POST-EFFECTIVE AMENDMENT NO. 108

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def